Results by business segment	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Results by business segment
Note 12 Results by business segment

.	For the three months ended July 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,221	$773	$–	$(16)	$1,048	$22	$5,048
Non-interest income	1,325	2,256	1,463	577	986	(111)	6,496
Total revenue	4,546	3,029	1,463	561	2,034	(89)	11,544
Provision for credit losses	341	27	–	1	56	–	425
Insurance policyholder benefits, claims and acquisition expense	–	–	1,046	–	–	–	1,046
Non-interest expense	1,959	2,183	149	411	1,269	21	5,992
Net income (loss) before income taxes	2,246	819	268	149	709	(110)	4,081
Income taxes (recoveries)	582	180	64	31	56	(95)	818
Net income	$1,664	$639	$204	$118	$653	$(15)	$3,263
Non-interest expense includes:
Depreciation and amortization	$159	$144	$12	$36	$105	$–	$456

.	For the three months ended July 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,001	$679	$–	$32	$913	$(29)	$4,596
Non-interest income	1,283	2,119	1,290	588	1,244	(95)	6,429
Total revenue	4,284	2,798	1,290	620	2,157	(124)	11,025
Provision for credit losses	339	3	–	1	3	–	346
Insurance policyholder benefits, claims and acquisition expense	–	–	925	–	–	–	925
Non-interest expense	1,910	2,059	153	416	1,312	8	5,858
Net income (loss) before income taxes	2,035	736	212	203	842	(132)	3,896
Income taxes (recoveries)	525	158	54	48	144	(142)	787
Net income	$1,510	$578	$158	$155	$698	$10	$3,109
Non-interest expense includes:
Depreciation and amortization	$147	$138	$9	$30	$94	$–	$418

.	For the nine months ended July 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$9,415	$2,248	$–	$(81)	$3,111	$76	$14,769
Non-interest income	3,882	6,708	4,557	1,860	3,190	(334)	19,863
Total revenue	13,297	8,956	4,557	1,779	6,301	(258)	34,632
Provision for credit losses	1,061	83	–	1	221	(1)	1,365
Insurance policyholder benefits, claims and acquisition expense	–	–	3,431	–	–	–	3,431
Non-interest expense	5,761	6,551	453	1,217	3,788	50	17,820
Net income (loss) before income taxes	6,475	2,322	673	561	2,292	(307)	12,016
Income taxes (recoveries)	1,691	501	149	131	210	(331)	2,351
Net income	$4,784	$1,821	$524	$430	$2,082	$24	$9,665
Non-interest expense includes:
Depreciation and amortization	$469	$443	$35	$105	$300	$–	$1,352

.	For the nine months ended July 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$8,709	$1,923	$–	$278	$2,620	$(68)	$13,462
Non-interest income	3,843	6,263	3,240	1,689	3,722	(312)	18,445
Total revenue	12,552	8,186	3,240	1,967	6,342	(380)	31,907
Provision for credit losses	956	(19)	–	1	16	–	954
Insurance policyholder benefits, claims and acquisition expense	–	–	2,182	–	–	–	2,182
Non-interest expense	5,539	6,009	443	1,196	3,716	48	16,951
Net income (loss) before income taxes	6,057	2,196	615	770	2,610	(428)	11,820
Income taxes (recoveries)	1,567	484	158	184	499	(253)	2,639
Net income	$4,490	$1,712	$457	$586	$2,111	$(175)	$9,181
Non-interest expense includes:
Depreciation and amortization	$432	$401	$27	$90	$271	$–	$1,221

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.

Total assets and total liabilities by business segment

	As at July 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$473,914	$101,068	$18,451	$149,863	$621,229	$42,368	$1,406,893
Total liabilities	$473,942	$101,276	$18,429	$149,802	$620,925	$(39,859)	$1,324,515

	As at October 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734
Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779